Fair Value Measurements - Summary of Company's Financial Assets Recognized at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash equivalents	$ 121,409	$ 97,375	$ 32,233
Total	121,409	97,375	32,233
Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash equivalents	121,409	97,375	32,233
Total	121,409	97,375	32,233
Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash equivalents
Total
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash equivalents
Total